Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2020
Cost	$903	$20,758	$16,722	$6,598	$7,919	$52,900
Accumulated depreciation	—	(6,223)	(9,145)	(3,954)	—	(19,322)
Net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
Year ended December 31, 2021
Opening net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
Additions	45	—	181	740	3,877	4,843
Disposals	—	—	(6)	—	(18)	(24)
Impairment reversal	—	215	—	—	—	215
Depreciation and amortization	—	(373)	(802)	(694)	—	(1,869)
Transfers between classifications	—	(50)	2,162	—	(2,112)	—
Decommissioning and restoration provisions change in estimate	—	250	39	—	—	289
Capitalized borrowing costs	—	115	—	—	255	370
Changes in foreign exchange rates	(4)	(11)	(13)	(2)	10	(20)
Closing net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
At December 31, 2021
Cost	$944	$21,362	$18,716	$7,334	$9,931	$58,287
Accumulated depreciation	—	(6,681)	(9,578)	(4,646)	—	(20,905)
Net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Year ended December 31, 2022
Opening net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Additions	102	—	389	1,138	4,964	6,593
Disposals	—	—	(25)	—	(5)	(30)
Asset impairment	(37)	(247)	(959)	—	—	(1,243)
Depreciation and amortization	—	(325)	(906)	(630)	—	(1,861)
Transfers between classifications	—	104	1,420	—	(1,524)	—
Decommissioning and restoration provisions change in estimate	—	(743)	(145)	—	—	(888)
Capitalized borrowing costs	—	131	—	—	358	489
Transfers to assets held for sale	(142)	(546)	(735)	—	(129)	(1,552)
Changes in foreign exchange rates	28	235	172	52	718	1,205
Closing net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
At December 31, 2022
Cost	$895	$20,364	$18,567	$8,596	$14,313	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
16.    Property, Plant and Equipment (continued)

a) Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include the Galore Creek and Zafranal projects. The San Nicolás and Mesaba projects were reclassified to assets held for sale in 2022 (Notes 5(b) and (c)).

b) Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate on the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2022 was 5.7% (2021 – 5.4%).